Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

15. BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net Loss	$(65,393)	$(57,720)
Add: Gain on extinguishment of convertible preferred stock	—	216,386
Net income (loss) attributable to common stockholders, basic	(65,393)	158,666
Less: Warrants, series with dilutive impact only	—	—
Less: Convertible preferred stock, series with dilutive impact only	—	(230,774)
Net loss attributable to common stockholders, dilutive	$(65,393)	$(72,108)
Denominator:
Weighted-average common shares outstanding, basic	15,786,762	3,443,746
Add: Warrants, series with dilutive impact only	—	5,830,385
Add: Options, with dilutive impact only	—	31,857
Add: Convertible preferred stock, series with dilutive impact only	—	—
Weighted-average shares outstanding, dilutive	15,786,762	9,305,988

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2024	2023
Warrants to purchase preferred stock on an as-converted basis	—	86,880
Convertible preferred stock on an as-converted basis	—	4,085,067
Stock options outstanding	6,187,385	506,160
Unvested RSU’s	890,793	—
Warrants to purchase common stock	14,620,219	—
Total	21,698,397	4,678,107

As of December 31, 2023, no RSUs were vested as they did not meet the performance condition at the reporting period. In addition, outstanding stock options with performance conditions were not vested as the performance conditions were not met at December 31, 2024 and 2023. As the conditions were not satisfied at the end of each reporting period, the unvested shares were excluded when calculating diluted EPS.